Financing receivables, net (Allowance For Financing Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance at the beginning of the year	$ (20,317)	$ (30,114)
Reclassification to prepayments and other current assets	0	10,430
Balance at the end of the year	(18,556)	(20,317)
Adoption of ASC326 | Adjustment
Addition for the year	$ 1,761	$ (633)